Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,420,000.00
Previously Paid Amount	0.00
Total Fee Amount	196.10
Total Offset Amount	0.00
Net Fee	196.10
Narrative - Max Aggregate Offering Price	$ 1,420,000.00
Final Prospectus	true